Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Canada — 10.7%
Alimentation Couche-Tard, Inc., Class B	402,546	$14,018,293
Canadian National Railway Co.	89,181	9,497,771
Constellation Software, Inc.	8,939	9,933,095
		33,449,159
China — 8.2%
Alibaba Group Holding Ltd., ADR*	50,985	14,988,570
Tencent Holdings Ltd.	84,368	5,698,501
Tencent Music Entertainment Group, ADR*	332,350	4,908,809
		25,595,880
France — 10.8%
Air Liquide S.A.	40,741	6,457,882
EssilorLuxottica S.A.*	36,005	4,901,620
LVMH Moet Hennessy Louis Vuitton S.E.	17,130	8,015,185
Safran S.A.*	38,813	3,818,721
Sartorius Stedim Biotech	16,605	5,731,463
Teleperformance	15,296	4,715,816
		33,640,687
Germany — 6.9%
adidas AG*	23,032	7,438,048
CTS Eventim AG & Co., KGaA*	94,705	4,577,421
SAP S.E.	61,811	9,625,152
		21,640,621
Hong Kong — 2.7%
Techtronic Industries Co., Ltd.	622,275	8,273,586
India — 4.1%
Asian Paints Ltd.	221,608	5,971,122
Tata Consultancy Services Ltd.	198,391	6,712,050
		12,683,172
Ireland — 5.5%
Flutter Entertainment PLC*	67,280	10,677,961
Medtronic PLC	63,568	6,605,987
		17,283,948
Italy — 1.9%
Ferrari N.V.	32,481	5,960,913
Japan — 7.7%
Asahi Group Holdings Ltd.	187,400	6,531,382
Hoya Corp.	62,240	7,027,913
Keyence Corp.	10,150	4,744,915
Obic Co., Ltd.	32,272	5,675,440
		23,979,650
Luxembourg — 2.0%
Eurofins Scientific S.E.*	7,989	6,328,658
Netherlands — 6.5%
Adyen N.V.*	2,874	5,301,078
	Number of Shares	Value†

Netherlands — (continued)
IMCD N.V.	58,773	$6,990,196
Wolters Kluwer N.V.	92,305	7,873,890
		20,165,164
Spain — 3.3%
Cellnex Telecom S.A.	106,085	6,439,680
Grifols S.A.	132,986	3,824,052
		10,263,732
Switzerland — 6.2%
Alcon, Inc.*	148,384	8,412,737
Nestle S.A.	92,063	10,956,606
		19,369,343
United Kingdom — 16.5%
Ashtead Group PLC	212,981	7,669,780
Diageo PLC	178,927	6,145,941
Halma PLC	312,997	9,456,268
IHS Markit Ltd.	71,739	5,632,229
London Stock Exchange Group PLC	70,191	8,052,131
Rentokil Initial PLC*	726,121	5,018,868
Unilever N.V.	158,441	9,621,761
		51,596,978
United States — 5.7%
Mastercard, Inc., Class A	33,129	11,203,234
Mondelez International, Inc., Class A	114,175	6,559,354
		17,762,588
TOTAL COMMON STOCKS (Cost $242,764,051)		307,994,079

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $5,865,455)	5,865,455	5,865,455
TOTAL INVESTMENTS — 100.6% (Cost $248,629,506)		$313,859,534
Other Assets & Liabilities — (0.6)%		(1,958,728)
TOTAL NET ASSETS — 100.0%		$311,900,806

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
International Equity Fund
Country Weightings as of 09/30/2020††
United Kingdom	17%
France	11
Canada	11
China	8
Japan	8
Germany	7
Netherlands	6
Other	32
Total	100%
††	% of total investments as of September 30, 2020
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	1.2%	$3,818,721
Apparel	5.0	15,453,233
Auto Manufacturers	1.9	5,960,913
Beverages	4.1	12,677,323
Chemicals	6.3	19,419,200
Commercial Services	7.7	23,621,955
Computers	5.6	17,103,307
Cosmetics & Personal Care	3.1	9,621,761
Diversified Financial Services	6.3	19,255,365
Electronics	5.4	16,484,180
Engineering & Construction	2.1	6,439,680
Entertainment	5.0	15,255,382
Food	5.7	17,515,959
Hand & Machine Tools	2.7	8,273,586
Healthcare Products	8.3	25,651,807
Healthcare Services	2.1	6,328,658
Internet	8.3	25,595,881
Machinery — Diversified	1.5	4,744,915
Media	2.6	7,873,890
Pharmaceuticals	1.2	3,824,052
Retail	4.5	14,018,293
Software	6.3	19,558,247
Transportation	3.1	9,497,771
	100.0%	$307,994,079
2